Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Awards [Abstract]
Schedule of RSUs relating to ordinary shares granted
	Number of RSUs	Weighted average grant date fair value

Awarded and unvested as of January 1, 2021	-	$-
Granted	2,426,293	$9.18
Vested	(2,247,617)	$8.82
Awarded and unvested as of December 31, 2021	178,676	$13.76
Expected to vest as of December 31, 2022	167,365	$13.68